Leases - Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 8,554	$ 8,935
Weighted average remaining lease term - operating leases (years)	5 years 9 months 18 days	6 years 9 months 18 days
Weighted average discount rate - operating leases	7.92%	7.86%